STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,119,706)	$ (1,045,749)	$ (13,475,848)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	(25,050)	0	(135,985)
Gain on sale of claims	(4,500)	(73,500)	(182,834)
Common Stock issued for services	10,660	3,000	5,123,677
Common Stock issued to director for services	0	10,000	10,000
Common Stock issued for mining exploration stage property	0	0	351,400
Warrants issued to modify payment terms of note	175,047	0	175,047
Preferred Stock issued for bonus	0	0	253,785
Loss on conversion of debt and deferred compensation	0	0	2,150,513
Loss on AFS securities “other than temporary”	0	0	106,985
Loss on settlement - Common Shares issued	0	62,095	62,095
Bad debt expense	0	29,018	48,167
Gain realized on transfer of AFS – securities	0	0	(9,875)
Amortization of discount on debt	356,552	138,475	575,958
Amortization of deferred financing cost	15,639	0	15,639
Change in derivative liability	386,833	0	386,833
Common Stock issued as interest on loan	0	0	1,500
Depreciation Expense	98,673	60,560	159,233
Accretion Expense	513	243	756
Impairment Expense	5,341	124,343	145,995
Changes in operating assets and liabilities:
Accounts receivable	982	(30,000)	(29,018)
Prepaid Expenses	0	9,910	9,910
Other assets	1,376	0	1,376
Accrued expenses – related party	100,000	136,030	1,200,593
Accrued expenses	54,149	0	54,149
Accounts Payable	50,675	0	50,675
Other current assets	0	(257)	(29,316)
Net Cash Used in Operating Activities	(892,816)	(575,832)	(2,978,590)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	0	(12,459)	(12,459)
Cash received from sales of claims	14,335	73,500	192,669
Cash paid for claims acquired	0	0	(16,311)
Cash paid for Ruby Purchase	0	(277,006)	(361,093)
Cash paid for purchase of Taber Mine Option	0	(4,000)	(4,000)
Net Cash Provided by/Used in Investing Activities	14,335	(219,965)	(201,194)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of stock	201,464	857,000	1,814,164
Deferred Financing Costs	(24,500)	0	(24,500)
Contributions from related party	0	0	244,994
Warrants exercised, shares not yet issued	0	25,000	25,000
Debt Repayments	(114,363)	(103,315)	(217,678)
Shares re-purchased and retired	0	0	(2,000)
Borrowings on convertible debt	728,000	100,000	1,381,812
Net Cash Provided by Financing Activities	790,601	878,685	3,221,792
Net cash increase (decrease) for period	(87,880)	82,888	42,008
Cash at beginning of period	129,888	47,000	0
Cash at end of period	42,008	129,888	42,008
Supplementary Cash Flow Information:
Cash Paid for Interest	0	0	0
Cash Paid for Taxes	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued For conversion of preferred shares			2,400
Common Stock issued For conversion of debt and accrued salary			253,912
Warrants issued for purchase option - Ruby Mine		219,941	369,837
Term extension of Ruby Mine warrants		2,519	2,519
Stock Issued for purchase option - Ruby Mine			150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	321,002	70,568	177,974
Transfer of available for sale securities to relieve accrued salary			12,838
Accrued salary relieved for shares issued		179,999	279,999
Common and preferred shares issued as founders shares			3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition		801,442	801,442
Note payable for Ruby Mine acquisition		1,990,000	1,990,000
Liabilities assumed with Ruby Mine acquisition		174,118	174,118
Revision to Asset Retirement Obligation	76	166,714	166,790
Common stock issued for conversion of convertible debt		173,852	173,852
Common stock issued for stock payable	25,000		25,000
Equity draw applied towards note principal owed	25,536		25,536
Common Stock issued for deferred financing costs	5,610		5,610
Debt discount due to derivative liability	159,789		136,207
Cancellation of preferred shares	100		100
Settlement of Derivative liability	49,795		49,795
Unrealized loss on AFS	$ 12,500		$ 12,500